Land, Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Land, Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 121,375	$ 149,200